S000016650 [Member] Expense Example - Western Asset Intermediate Maturity California Municipals Fund	Nov. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 316
Expense Example, with Redemption, 3 Years	540
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,476
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	505
Expense Example, with Redemption, 5 Years	880
Expense Example, with Redemption, 10 Years	1,779
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	269
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,118
Class FI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	673
Expense Example, with Redemption, 10 Years	1,513
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	436
Expense Example, with Redemption, 10 Years	$ 995